Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Dreyfus Institutional Liquidity Funds
Central Index Key	0001717375
Amendment Flag	false
Document Creation Date	Feb. 25, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Dreyfus Treasury and Agency Liquidity Money Market Fund | Dreyfus Treasury and Agency Liquidity Money Market Fund
Prospectus:
Trading Symbol	DTLXX